Inventories (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventories.
Raw materials / semi-finished goods	€ 26,116	€ 56,159
Total	26,116	€ 56,159
Amount of decrease in inventory	€ 30,043